Equity Method Investments	12 Months Ended
Dec. 31, 2024
Equity Method Investments
Equity Method Investments

Note 13.  Equity Method Investments

Associates consisted of the following:

			December 31, 2023		December 31, 2024
		Place of
		Incorporation
	Principal	and	Carrying	Holding	Carrying	Holding
Name of Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$—	32.21	$—	31.21
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	303	4.52	21	4.52
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	153	29.50	209	29.50
Prilit Optronics, Inc.	LCD panel components manufacturing	Tainan, Taiwan	3,034	14.95	2,505	14.95
Tilt Five, Inc.	Develops of Augmented Reality technology	Delaware, USA	—	—	5,836	21.99
			$3,490		$8,571

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2022	2023	2024

	(in thousands)
The Company’s share of losses of associates	$(743)	(598)	(831)
The Company’s share of other comprehensive income of associates	$(86)	20	(146)
The Company’s share of total comprehensive income of associates	$(829)	(578)	(977)

The Company has not recognized losses of $302 thousand, $691 thousand and $260 thousand in relation to its interest in Ganzin Technology Corp. for the year ended December 31, 2022, 2023 and 2024, respectively, because the Company has no obligation in respect of the losses. As of December 31, 2024, the cumulative unrecognized losses in relation to the Company’s interest in Ganzin Technology Corp. was $1,277 thousand.

As of December 31, 2023 and 2024, none of the Company’s equity method investments was pledged as collateral.